Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 693	$ 4,459
Restricted cash	100	100
Accounts and other receivables (net of allowance for doubtful accounts of $918 and $804 respectively)	987	1,659
Inventory	2,460	3,741
Prepaid expenses and other current assets	348	337
Total current assets	4,588	10,296
Property and equipment, net	38	60
Operating lease right-of-use assets	116	250
Deferred tax asset, net	22	28
Other assets	29	29
Total assets	4,793	10,663
Current liabilities:
Accounts payable	2,208	1,689
Accrued and other liabilities	1,688	1,814
Warranty liability, current	163	163
Debt, current portion	811
Operating lease liabilities, current	115	111
Total current liabilities	4,985	3,777
Operating lease liabilities, noncurrent	41	151
Common stock warrant liability	20	72
Total liabilities	5,046	4,000
Commitments and contingencies (Note 14)
Stockholders' equity (deficit):
Common stock, $0.001 par value; 300,000,000 shares authorized at December 31, 2024 and December 31, 2023; 729,980 and 404,437 shares issued and outstanding at December 31, 2024 and December 31, 2023, respectively
Additional paid-in capital	642,555	642,325
Accumulated deficit	(642,704)	(635,574)
Accumulated other comprehensive loss	(104)	(88)
Total stockholders' equity (deficit)	(253)	6,663
Total liabilities and stockholders' equity (deficit)	4,793	10,663
Series C Convertible preferred stock
Stockholders' equity (deficit):
Preferred stock, 10,000,000 shares authorized: Series C convertible preferred stock, $0.001 par value; 95,388 shares issued and outstanding at December 31, 2024 and December 31, 2023